Label	Element	Value
Risk/Return:	dpt_RiskReturn1Abstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2019
Registrant Name	dei_EntityRegistrantName	Delaware Pooled Trust
Central Index Key	dei_EntityCentralIndexKey	0000875352
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 24, 2019
Document Effective Date	dei_DocumentEffectiveDate	Sep. 24, 2019
Prospectus Date	rr_ProspectusDate	Aug. 20, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Delaware Global Listed Real Assets Fund
Risk/Return:	dpt_RiskReturn1Abstract
Supplement to Prospectus	rr_SupplementToProspectusTextBlock

DELAWARE POOLED® TRUST

Delaware Global Listed Real Assets Fund (formerly, Delaware REIT Fund) (the “Fund”)

Supplement to the Fund’s Statutory Prospectus (the “Prospectus”)

and Statement of Additional Information (the “SAI”) dated February 28, 2019 (as amended and restated on August 20, 2019)

The Board of Trustees (“Trustees” or “Board”) of Delaware Pooled Trust (the “Trust”) has approved the appointment of Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Funds Management Hong Kong Limited (“MFMHKL”) to serve as sub-advisors and provide certain sub-advisory services to the Fund from time to time at the discretion of Delaware Management Company (the “Manager”).

In connection therewith, the following is added to the section of the Fund’s Prospectus entitled “Fund summary — What are the Fund’s principal investment strategies?”:

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (MFMHKL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The following information replaces the section of the Fund’s Prospectus entitled “Fund summary — Who manages the Fund? — Sub-advisor”:

Sub-advisors

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) serves as sub-advisor for the Fund. MIMAK is primarily responsible for the day-to-day management of the Fund’s portfolio and determines its asset allocation.

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK)

Portfolio managers	Title with MIMAK	Start date on the Fund
Stefan Löwenthal, CFA	Chief Investment Officer — Global Multi Asset Team	August 2019
Jürgen Wurzer, CFA	Deputy Head of Portfolio Management — Global Multi Asset Team	August 2019

Macquarie Investment Management Global Limited

Macquarie Funds Management Hong Kong Limited

The following is added to the information in the section of the Fund’s Prospectus entitled “How we manage the Fund — Our principal investment strategies”:

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (MFMHKL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The following information replaces the section of the Fund’s Prospectus entitled “Who manages the Fund — Sub-advisor”:

Sub-advisors

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), located at Kaerntner Strasse 28, 1010 Vienna, Austria, is the sub-advisor responsible for determining the asset allocation for the Fund.

MIMAK is an affiliate of the Manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. As of June 30, 2019, MIMAK manages a total of $4.13 billion in assets, including institutional separate accounts and other investment vehicles. Although MIMAK serves as a sub-advisor, the Manager has ultimate responsibility for all investment advisory services. The Manager has entered into a separate sub-advisory agreement with MIMAK and compensates MIMAK out of the investment advisory fees it receives from the Fund.

A discussion of the basis for the Board’s approval of the Fund’s sub-advisory contract with MIMAK will be available in the Fund’s annual report to shareholders for the fiscal year ended Oct. 31, 2019.

Macquarie Investment Management Global Limited (MIMGL), is located at 50 Martin Place, Sydney, Australia. MIMGL is an affiliate of the Manager and a part of Macquarie Investment Management (MIM).  Although the Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may seek quantitative support from MIMGL and the Manager may also permit MIMGL to execute Fund security trades on behalf of the Manager.

Macquarie Funds Management Hong Kong Limited (MFMHKL), located at Level 18, One International Finance Centre, One Harbour View Street, Central, Hong Kong. MFMHKL is an affiliate of the Manager and a part of MIM. Although the Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may permit MFMHKL to execute Fund security trades on behalf of the Manager.

The following information replaces the section of the SAI entitled “Investment Manager and Other Service Providers — Sub-Advisor”:

Sub-Advisors

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), located at Kaerntner Strasse 28, 1010 Vienna, Austria, is responsible for the day-to-day management of the Fund. When making investment decisions for the Fund, MIMAK regularly consults with the Manager. Although MIMAK serves as Sub-advisor, the Manager has ultimate responsibility for all investment advisory services. The Manager supervises the Sub-advisor’s performance and management services provided to the Fund subject to the supervision and direction of the Board of Trustees.

The Sub-Advisory Agreement with MIMAK is dated July 19, 2019. The Sub-Advisory Agreement has an initial term of two years and may be further renewed after its initial term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement may be terminated by the Manager or the Trust at any time on written notice to the Sub-advisor of the Manager’s or the Trust’s intention to do so, in the case of the Trust pursuant to action by the Board or pursuant to the vote of a majority of the outstanding voting securities of the Fund. The Sub-advisor may terminate its Agreement at any time on sixty (60) days’ written notice to the Manager and the Trust of its intention to do so. The Sub-Advisory Agreement will terminate automatically in the event of its assignment. The Sub-Advisory Agreement shall automatically terminate upon the termination of the Investment Management Agreement.

Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fees are paid by the Manager to the Sub-advisor as a percentage of the average daily net assets of the Fund. MIMAK began serving as a Sub-advisor for the Fund effective Aug. 20, 2019.

The Manager has also entered into Sub-Advisory Agreements on behalf of the Fund with Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited, each of which is an affiliate of the Manager (“Affiliated Sub-Advisor”). Pursuant to the terms of the relevant Sub-Advisory Agreement, the investment sub-advisory fee is paid by the Manager to each Affiliated Sub-advisor based on the extent to which an Affiliated Sub-Advisor provides services to the Fund.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated September 24, 2019.

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (MFMHKL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Delaware Global Listed Real Assets Fund | Class A
Risk/Return:	dpt_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	DPREX
Delaware Global Listed Real Assets Fund | Class C
Risk/Return:	dpt_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	DPRCX
Delaware Global Listed Real Assets Fund | Class R
Risk/Return:	dpt_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	DPRRX
Delaware Global Listed Real Assets Fund | Institutional Class
Risk/Return:	dpt_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	DPRSX
Delaware Global Listed Real Assets Fund | Class R6
Risk/Return:	dpt_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	DPRDX